Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
Statement of Financial Position [Abstract]
Net of allowances for doubtful accounts | $	$ 10		$ 19
Ordinary shares, par value | ₪ / shares		₪ 0.20		₪ 0.20
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, shares issued	13,822,185		13,735,759
Ordinary shares, shares outstanding	13,786,153		13,699,727